Financial Risk Management - Summary of Exposure to Financial Counterparties by Rating Type (Detail) € in Millions	Dec. 31, 2018 EUR (€) Counterparty	Dec. 31, 2017 EUR (€) Counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	12	18
Exposure | €	€ 136	€ 295
Rated Aa or better [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	2	3
Exposure | €	€ 22	€ 52
Rated A [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	8	12
Exposure | €	€ 110	€ 224
Rated Baa [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	2	3
Exposure | €	€ 4	€ 19